Operating and Finance Leases (Details 4) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Operating Leases
January 1, 2020 - December 31, 2020		$ 330,057
July 1, 2020 – June 30, 2021	$ 320,500
July 1, 2021 – June 30, 2022	89,256
July 1, 2022 – June 30, 2023	81,818
Total lease payments	491,574	330,057
Less: Imputed interest	(23,522)	(7,627)
Present value of lease liabilities	468,052	322,430
Current portion	(306,829)	322,430
Non-current portion	161,223
Finance Leases
July 1, 2020 – June 30, 2021, January 1, 2020 - December 31, 2020	12,073	11,883
July 1, 2021 – June 30, 2022, January 1, 2021 - December 31, 2021	12,073	11,883
July 1, 2022 – June 30, 2023, January 1, 2022 - December 31, 2022	12,073	11,883
July 1, 2023 – June 30, 2024, January 1, 2023 - December 31, 2023	12,073	11,883
July 1, 2024 – June 30, 2025, January 1, 2024 - December 31, 2024	7,421	13,246
Total lease payments	55,713	60,778
Less: Imputed interest	(4,690)	(5,630)
Present value of lease liabilities	51,023	55,148
Current portion	(10,302)	(9,949)
Non-current portion	40,721	45,199
Related Party [Member]
Operating Leases
January 1, 2020 - December 31, 2020		23,029
Total lease payments		23,029
Less: Imputed interest		(397)
Present value of lease liabilities		22,632
Current portion		(22,632)
Non-current portion
Finance Leases
July 1, 2020 – June 30, 2021, January 1, 2020 - December 31, 2020
July 1, 2021 – June 30, 2022, January 1, 2021 - December 31, 2021
July 1, 2022 – June 30, 2023, January 1, 2022 - December 31, 2022
July 1, 2023 – June 30, 2024, January 1, 2023 - December 31, 2023
July 1, 2024 – June 30, 2025, January 1, 2024 - December 31, 2024
Total lease payments
Less: Imputed interest
Present value of lease liabilities
Current portion
Non-current portion
Others [Member]
Operating Leases
January 1, 2020 - December 31, 2020		307,028
Total lease payments		307,028
Less: Imputed interest		(7,230)
Present value of lease liabilities		299,798
Current portion		(299,798)
Non-current portion
Finance Leases
July 1, 2020 – June 30, 2021, January 1, 2020 - December 31, 2020	12,073	11,883
July 1, 2021 – June 30, 2022, January 1, 2021 - December 31, 2021	12,073	11,883
July 1, 2022 – June 30, 2023, January 1, 2022 - December 31, 2022	12,073	11,883
July 1, 2023 – June 30, 2024, January 1, 2023 - December 31, 2023	12,073	11,883
July 1, 2024 – June 30, 2025, January 1, 2024 - December 31, 2024	7,421	13,246
Total lease payments	55,713	60,778
Less: Imputed interest	(4,690)	(5,630)
Present value of lease liabilities	51,023	55,148
Current portion	(10,302)	(9,949)
Non-current portion	$ 40,721	$ 45,199